Retirement Benefit Schemes - Schedule of Net Liabilities of Funded Pension Schemes by Territory (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	£ (7,312)	£ (11,121)
Fair value of funded scheme assets	7,424	10,816
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	909	732
Funded defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(6,515)	(10,084)
Fair value of funded scheme assets	7,424	10,816
Pension schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(6,697)	(10,414)
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	961	785
Pension schemes | Funded defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(6,310)	(9,859)
Fair value of funded scheme assets	7,271	10,644
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	961	785
Pension schemes | United States
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(1,552)	(3,378)
Fair value of funded scheme assets	2,046	3,748
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	494	370
Pension schemes | United Kingdom
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(2,114)	(3,357)
Fair value of funded scheme assets	2,256	3,645
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	142	288
Pension schemes | Germany
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(711)	(913)
Fair value of funded scheme assets	861	896
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	150	(17)
Pension schemes | Canada
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(574)	(706)
Fair value of funded scheme assets	613	724
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	39	18
Pension schemes | Netherlands
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(693)	(769)
Fair value of funded scheme assets	739	846
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	46	77
Pension schemes | Switzerland
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(279)	(317)
Fair value of funded scheme assets	308	311
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	29	(6)
Pension schemes | Rest of Group
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(387)	(419)
Fair value of funded scheme assets	448	474
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	£ 61	£ 55